Impairment of Assets	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Impairment of Assets
30.	Impairment of Assets

(1)	Impairment losses

Year ended March 31, 2019

(Millions of Yen)
Steelmaking and Steel Fabrication	Engineering and Construction	Chemicals and Materials	System Solutions	Adjustments	Total
11,909	4,972	—	—	—	16,882

Impairment losses in the Steelmaking and Steel Fabrication segment were recognized mainly due to strategic realignments of its businesses in order to address unfavorable business environment. This includes the impairment loss of 5,990 million yen related to goodwill of a subsidiary which is in a business of manufacturing and distribution of railway wheels and axles in the U.S. This impairment loss was recognized due to the decision to reorganize the operation of certain business in the U.S. in the Steelmaking and Steel Fabrication segment. The recoverable amount of related assets was calculated based on the fair value less costs of disposal which was determined using the market approach and was categorized within Level 3 of the fair value hierarchy. Impairment loss of 5,919 million yen related to the investment accounted for using the equity method held by a subsidiary which operates mining business in Australia was recognized as a result of re-review of its investment plan. The recoverable amount related to this investment is calculated based on value-in-use using the discounted cash flow method with the pre-tax discounted rate of 8.0%.

Impairment loss in the Engineering and Construction segment are recognized mainly due to unfavorable business environment. This goodwill related impairment loss was incurred by a subsidiary which operates environmental plant business in Europe. The recoverable amount of related assets was calculated based on value-in-use by using the discounted cash flow method with the pre-tax discounted rate of 8.0%.

Year ended March 31, 2018

(Millions of Yen)
Steelmaking and Steel Fabrication	Engineering and Construction	Chemicals and Materials	System Solutions	Adjustments	Total
9,932	2,472	3,334	2,570	(234)	18,075

Impairment losses in the Steelmaking and Steel Fabrication segment are recognized mainly due to unfavorable business environment. This includes the impairment losses of 8,505 million yen recognized with respect to the operating assets held by a subsidiary in the U.S. which operates pipe business and the carrying amount of related assets was reduced to the recoverable amount of zero. The recoverable amount of related assets is calculated based on value-in-use using the discounted cash flow method.

Impairment losses in the Engineering and Construction segment are recognized due to unfavorable business environment. This is arisen from the reduction in the carrying amount of goodwill acquired in business combinations of a subsidiary which operates environmental plant engineering business in Europe. The recoverable amount of related assets is calculated based on value-in-use using the discounted cash flow method with the pre-tax discounted rate of 8.0%.

Impairment losses in the Chemicals and Materials segment are recognized due to unfavorable business environment. This is arisen from the reduction in the carrying amount of the operating assets held by a subsidiary which operates coal chemicals business in China.

Impairment losses in the System Solutions segment are recognized by assessing the forecast of future earnings with respect to a part of data center assets. The recoverable amount of related assets is calculated based on the fair value less costs of disposal which is mainly based on real estate appraisals and was categorized within Level 3 of the fair value hierarchy.

Year ended March 31, 2017

There are no material impairment losses occurred in the year ended March 31, 2017.

(2)	Impairment test of goodwill

The breakdown of the carrying amount of goodwill by segment is as follows:

	(Millions of Yen)
Operating segment	As of March 31, 2019	As of March 31, 2018
Steelmaking and Steel Fabrication	44,477	28,596
Engineering and Construction	3,300	8,641
Chemicals and Materials	—	—
System Solutions	5,025	5,025

Total	52,803	42,263

The recoverable amount of the cash-generating units to which the goodwill is allocated is calculated based on value-in-use or the fair value less costs of disposal. In measuring value in use, past experience and external evidence are reflected and the estimated future cash flows are discounted to the present value. The future cash flows are estimated based on a business plan approved by management, which covers a maximum period of five years, and a growth rate for the subsequent years.

The discount rate is calculated based on the weighted average cost of capital of each cash-generating unit which is the pre-tax discounted rate of principally 8.0%.